Columbia Funds Variable Series Trust II
225 Franklin Street
Boston, MA 02110
May 1, 2020
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Variable Series Trust II (the Registrant)
Columbia Variable Portfolio – Balanced Fund
Columbia Variable Portfolio – Commodity Strategy Fund
Columbia Variable Portfolio – Core Equity Fund
Columbia Variable Portfolio – Disciplined Core Fund
Columbia Variable Portfolio – Dividend Opportunity Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – Emerging Markets Fund
Columbia Variable Portfolio – Global Strategic Income Fund
Columbia Variable Portfolio – Government Money Market Fund
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – Income Opportunities Fund
Columbia Variable Portfolio – Intermediate Bond Fund
Columbia Variable Portfolio – Large Cap Growth Fund
Columbia Variable Portfolio – Large Cap Index Fund
Columbia Variable Portfolio – Limited Duration Credit Fund
Columbia Variable Portfolio – Mid Cap Growth Fund
Columbia Variable Portfolio – Overseas Core Fund
Columbia Variable Portfolio – Select Large Cap Equity Fund
Columbia Variable Portfolio – Select Large Cap Value Fund
Columbia Variable Portfolio – Select Mid Cap Value Fund
Columbia Variable Portfolio – Select Small Cap Value Fund
Columbia Variable Portfolio – Seligman Global Technology Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund
CTIVP – American Century Diversified Bond Fund
CTIVP – BlackRock Global Inflation-Protected Securities Fund
CTIVP – CenterSquare Real Estate Fund
CTIVP – Loomis Sayles Growth Fund
CTIVP – Los Angeles Capital Large Cap Growth Fund
CTIVP – MFS® Value Fund
CTIVP – Morgan Stanley Advantage Fund
CTIVP – T. Rowe Price Large Cap Value Fund
CTIVP – TCW Core Plus Bond Fund
CTIVP – Victory Sycamore Established Value Fund
CTIVP – Wells Fargo Short Duration Government Fund
CTIVP – Westfield Mid Cap Growth Fund
Variable Portfolio – Aggressive Portfolio
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Managed Volatility Moderate Growth Fund
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Partners Core Bond Fund
Variable Portfolio – Partners Core Equity Fund
Variable Portfolio – Partners International Core Equity Fund

(prior to May 1, 2020, known as CTIVP – AQR International Core Equity Fund)
Variable Portfolio – Partners International Growth Fund
(prior to May 1, 2020, known as CTIVP – William Blair International Leaders Fund)
Variable Portfolio – Partners International Value Fund
(prior to May 1, 2020, known as CTIVP – DFA International Value Fund)
Variable Portfolio – Partners Small Cap Growth Fund
Variable Portfolio – Partners Small Cap Value Fund

Post-Effective Amendment No. 71 File No. 333-146374 /811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 71 (Amendment). This Amendment was filed electronically on April 28, 2020.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D’Alessandro Assistant Secretary Columbia Funds Variable Series Trust II